Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenues:
Voyage revenues (Note 16)	$ 1,437,156	$ 1,427,423	$ 693,241
Expenses/(Income)
Voyage expenses (Notes 3 and 17)	286,534	226,111	200,058
Charter-in hire expenses (Note 3)	21,020	14,565	32,055
Vessel operating expenses (Note 17)	228,616	208,661	178,543
Dry docking expenses	47,718	30,986	23,519
Depreciation (Note 5)	156,733	152,640	142,293
Management fees (Notes 3 and 10)	19,071	19,489	18,405
General and administrative expenses (Note 3)	56,826	39,500	31,881
Loss on write-down of inventory (Note 2j)	17,326	(0)	(0)
(Gain)/Loss on time charter agreement termination	0	(1,102)	0
Other operational loss	2,380	2,214	1,513
Other operational gain	(8,794)	(2,110)	(3,231)
Loss on bad debt	677	629	373
(Gain)/Loss on forward freight agreements and bunker swaps, net (Note 18)	1,451	(3,564)	(16,156)
Total operating expenses, net	829,558	688,019	609,253
Operating income / (loss)	607,598	739,404	83,988
Other Income/ (Expenses):
Interest and finance costs (Note 8)	(52,578)	(56,036)	(69,555)
Interest income and other income/(loss)	7,050	315	267
Gain/(Loss) on debt extinguishment, net (Note 8)	4,064	(3,257)	(4,924)
Total other expenses, net	(41,464)	(58,978)	(74,212)
Income / (loss) before taxes and equity in income of investee	566,134	680,426	9,776
Income taxes (Note 14)	(244)	(16)	(152)
Income/(Loss) before equity in income of investee	565,890	680,410	9,624
Equity in income / (loss) of investee	109	120	36
Net income/(loss)	$ 565,999	$ 680,530	$ 9,660
Earnings / (Loss) per share, basic	$ 5.54	$ 6.73	$ 0.10
Earnings / (Loss) per share, diluted	$ 5.52	$ 6.71	$ 0.10
Weighted average number of shares outstanding, basic (Note 12)	102,153,255	101,183,829	96,128,173
Weighted average number of shares outstanding, diluted (Note 12)	102,536,966	101,479,072	96,281,389